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Ideanomics NextGen Vehicles & Technology ETF
Ideanomics NextGen Vehicles & Technology ETF
Investment Objective

The Ideanomics NextGen Vehicles & Technology ETF (the "Fund") seeks to provide investment results that, before fees and expenses, track the performance of the Innovation Labs Next Generation Vehicles Index (the "Index").

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the Example below do not include the brokerage commissions that investors may pay on their purchases and sales of shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Ideanomics NextGen Vehicles & Technology ETF
Management Fee	0.95%
Distribution and Service (12b-1) Fees	none
Other Expenses	none
Total Annual Fund Operating Expenses	0.95%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
| Ideanomics NextGen Vehicles & Technology ETF | USD ($)	97	303	525	1,166

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares of the Fund are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. For the fiscal year ended November 30, 2019, the Fund's portfolio turnover rate was 27% of the average value of its portfolio.

Principal Investment Strategies

The Fund will normally invest at least 80% of its total assets in securities of the Index. The Index is designed to measure the performance of a portfolio of companies that have business involvement in the development or use of or investment in "New Energy Vehicles," such as vehicles propelled by one or more electric motors powered by rechargeable battery packs, or "Autonomously Driven Vehicles," such as vehicles capable of driving themselves from a starting point to a predetermined destination in "autopilot" mode using various in-vehicle technologies and sensors (New Energy Vehicles and Autonomously Driven Vehicles are referred to herein as "Next Generation Vehicles").

The Index is constructed using a proprietary algorithmic stock selection methodology (the "Methodology") developed by Innovation Labs Ltd. (the "Index Creator"). The Index has been licensed by Innovation Shares LLC (the "Index Provider"). The eligible universe of Index components includes companies that: (1) are listed on major stock exchanges of developed and emerging markets countries, as defined by the Index Creator according to the Methodology; (2) have a minimum market capitalization of $100 million and a minimum average daily traded value for the last 6 months greater than or equal to $1 million; and (3) have a minimum free float market capitalization (shares publicly available for purchase on the stock market) equivalent to 10% of shares outstanding. Shares of common stock, units, tracking stocks, American Depository Receipts ("ADRs") and Global Depository Receipts ("GDRs") are eligible for inclusion in the Index. Where securities of eligible companies have multiple share classes listed on major exchanges, the most liquid share class as determined by the average daily traded value for the sixth month period preceding the date companies are screened for inclusion.

From this eligible universe, companies are screened according to the Methodology for their investment in, production of materials and components for, or development of technologies for Next Generation Vehicles using the Index Creator's natural language processing ("NLP") algorithm. The NLP algorithm identifies a relationship between certain keywords that are representative of targeted investment trends and themes, as well as investment securities whose short- and long-term values are affected by such trends and themes. The NLP algorithm reads through a large volume of textual data on an online media platform and databases and identifies companies that are strongly tied to Next Generation Vehicles and any derivatives of that technology. Screened companies are then grouped into four "Stakeholder" categories, as determined by the Index Creator's Index Committee: (1) Battery Producers: companies that mine for metals (such as lithium or cobalt) used in the production of batteries, manufacture of materials and specialty chemicals and components used in batteries, and production of battery cells; (2) Original Equipment Manufacturers: ("OEMs") companies that design, manufacture and/or distribute Next Generation Vehicles; (3) Suppliers: companies that produce or distribute parts and components used in Next Generation Vehicles; and (4) Semis and Software: companies that (i) produce semiconductors used in but not limited to advanced driver-assistance systems ("ADAS"), light detection and ranging ("LiDAR") and infotainment systems in Next Generation Vehicles and (ii) develop software necessary for sensing, mapping, and providing driving policy within Next Generation Vehicles.

Once eligible companies are grouped into the four Stakeholder categories, companies are ranked within their category based on a score applied using the Methodology. In order to limit overconcentration of the Index in a Stakeholder category, the following rules are applied in constructing the final Index: (1) Index components are selected based on rankings within their Stakeholder category; (2) the maximum number of Index components in each Stakeholder category is capped at 25; (3) the initial weight of an Index component at the time of reconstitution is based on its market capitalization; (4) the individual weighting of an Index component is capped at 5% at the time of reconstitution; (5) if the collective weight of Index components within a category exceeds 40% at the time of reconstitution, the weightings of Index components are reduced proportionally so that their collective weight equals 40%; and (6) if at the time of reconstitution, the sum of the weights of the five largest positions totals more than 22.5%, the individual weights are reduced proportionally so that their collective weight is no more than 22.5% of the Index. Index components are reconstituted semi-annually in June and December and re-balanced on a quarterly basis to their original weights set at the reconstitution preceding the quarterly rebalance. In between each quarterly rebalance, should the weight of the five largest positions grow to more than 25% of the Index, the Index will initiate an extraordinary rebalance to bring the weight of such positions to below 22.5% of the Index. As of March 2, 2020, the Index was comprised of 60 component securities.

The Fund employs a "passive management" investment strategy designed to track the performance of the Index. Penserra Capital Management LLC ("Penserra" or the "Sub-Adviser"), the Fund's sub-adviser, generally will use a replication methodology, meaning it will invest in all of the securities comprising the Index in proportion to their respective weightings in the Index. However, the Sub-Adviser may utilize a sampling methodology under various circumstances, including when it may not be possible or practicable to purchase all of the securities in the Index. Exchange Traded Concepts, LLC (the "Adviser") expects that over time, if the Fund has sufficient assets, the correlation between the Fund's performance, before fees and expenses, and that of the Index will be 95% or better. A figure of 100% would indicate perfect correlation.

The Fund may invest up to 20% of its total assets in investments that are not included in the Index, but that the Adviser or the Sub-Adviser believes will help the Fund track the performance of the Index.

The Fund will concentrate its investments (i.e., invest more than 25% of its net assets) in a particular industry or group of industries to approximately the same extent that the Index concentrates in an industry or group of industries. As of March 2, 2020, the Index was concentrated in the automobiles industry. In addition, in replicating the Index, the Fund may from time to time invest a significant portion of its assets in the securities of companies in one or more sectors. As of March 2, 2020, a significant portion of the Index consisted of companies in the consumer discretionary sector.

The Index was created by Innovation Labs Ltd. and is provided via license by Innovation Shares LLC, neither of which is an affiliate of the Fund, the Adviser, or the Sub-Adviser. The Index is calculated and administered by Solactive AG, which is not an affiliate of the Fund, the Adviser, the Sub-Adviser or the Index Provider. The Adviser has entered into a license agreement with the Index Provider pursuant to which the Adviser pays a fee to use the Index. The Adviser is sublicensing rights to the Index to the Fund at no charge.

Principal Risks

As with all funds, a shareholder is subject to the risk that his or her investment could lose money. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. The principal risks affecting shareholders' investments in the Fund are set forth below.

Commodity-Linked Security Risk. Investments in commodity-linked securities may be more volatile and less liquid than direct investments in the underlying commodities themselves. Commodity-related equity returns can also be affected by the issuer's financial structure or the performance of unrelated businesses.

Common Stock Risk. Common stock holds the lowest priority in the capital structure of a company, and therefore takes the largest share of the company's risk and its accompanying volatility. The value of the common stock held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or facts relating to specific companies in which the Fund invests.

Currency Exchange Rate Risk. To the extent the Fund invests in securities denominated in non-U.S. currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund's investment and the value of your shares. Because the Fund's net asset value ("NAV") is determined in U.S. dollars, the Fund's NAV could decline if the currency of the non-U.S. market in which the Fund invests depreciates against the U.S. dollar, even if the value of the Fund's holdings, measured in the foreign currency, increases. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money

Depositary Receipt Risk. ADRs and GDRs are subject to the risks associated with investing directly in foreign securities. In addition, investments in ADRs and GDRs may be less liquid than the underlying shares in their primary trading market.

Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Emerging Markets Securities Risk. Emerging markets are subject to greater market volatility, lower trading volume, political and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets. In addition, securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets.

Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to expropriation, nationalization or adverse political or economic developments. Foreign securities may have relatively low market liquidity and decreased publicly available information about issuers. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. Non-U.S. issuers may also be subject to inconsistent and potentially less stringent accounting, auditing, financial reporting and investor protection standards than U.S. issuers. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments. In addition, where all or a portion of the Fund's portfolio holdings trade in markets that are closed when the Fund's market is open, there may be valuation differences that could lead to differences between the Fund's market price and the value of the Fund's portfolio holdings.

Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.

Geopolitical Risk. Some countries and regions in which the Fund invests have experienced security concerns, war or threats of war and aggression, terrorism, economic uncertainty, natural and environmental disasters and/or systemic market dislocations that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund's investments.

Index Tracking Risk. The Fund's return may not match or achieve a high degree of correlation with the return of the Index.

Industry Concentration Risk.  Because the Fund's assets may be concentrated in an industry or group of industries to the extent the Index concentrates in a particular industry or group of industries, the Fund is subject to loss due to adverse occurrences that may affect that industry or group of industries. As of March 2, 2020, the Fund was concentrated in the automobiles industry.

Automobiles Industry Concentration Risk. The automobiles industry can be highly cyclical, and companies in the industry may suffer periodic operating losses. The industry can be significantly affected by labor relations and fluctuating component prices. While most of the major manufacturers are large, financially strong companies, many others are small and can be non-diversified in both product line and customer base. Additionally, developments in automotive technologies (e.g., autonomous vehicle technologies) may require significant capital expenditures that may not generate profits for several years, if any. Companies in the automobiles industry may be significantly subject to government policies and regulations regarding imports and exports of automotive products. Governmental policies affecting the automotive industry, such as taxes, tariffs, duties, subsidies, and import and export restrictions on automotive products can influence industry profitability. In addition, such companies must comply with environmental laws and regulations, for which there may be severe consequences for non-compliance.

Issuer-Specific Risk. Fund performance depends on the performance of individual securities to which the Fund has exposure. Issuer-specific events, including changes in the financial condition of an issuer, can have a negative impact on the value of the Fund.

Large-Capitalization Risk. Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and mid-sized companies.

Limited Authorized Participants, Market Makers and Liquidity Providers Risk. Because the Fund is an exchange-traded fund ("ETF"), only a limited number of institutional investors (known as "Authorized Participants") are authorized to purchase and redeem shares directly from the Fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Market Risk. The market price of a security or instrument could decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the market generally and on specific securities. The market value of a security may also decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Methodology Risk. The Fund seeks to track the performance of stocks of companies selected using a proprietary categorization and ranking Methodology developed by the Index Creator. No assurance can be given that stocks of innovators of companies selected according to the Methodology will outperform stocks of other companies. Moreover, there is no guarantee that the Methodology will generate or produce the intended results.

Mid-Capitalization Risk. The mid-capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies, and may underperform other segments of the market or the equity market as a whole. Securities of mid-capitalization companies generally trade in lower volumes, are often more vulnerable to market volatility, and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole.

New/Smaller Fund Risk. A new or smaller fund is subject to the risk that its performance may not represent how the fund is expected to or may perform in the long term. In addition, new funds have limited operating histories for investors to evaluate and new and smaller funds may not attract sufficient assets to achieve investment and trading efficiencies. There can be no assurance that the Fund will achieve an economically viable size, in which case it could ultimately liquidate. The Fund may be liquidated by the Board of Trustees without a shareholder vote. In a liquidation, shareholders of the Fund will receive an amount equal to the Fund's NAV, after deducting the costs of liquidation, including the transaction costs of disposing of the Fund's portfolio investments. Receipt of a liquidation distribution may have negative tax consequences for shareholders. Additionally, during the Fund's liquidation all or a portion of the Fund's portfolio may be invested in a manner not consistent with its investment objective and investment policies.

Next Generation Vehicles Risk. Next Generation Vehicles are a relatively new development and there can be no assurance that they will be widely adopted by the general public. Companies engaged in activities related to Next Generation Vehicles may be sensitive to risks associated with emerging technology companies, which include, but are not limited to, small or limited markets for securities of such companies, changes in business cycles, world economic growth, technological progress, rapid obsolescence, and government regulation. Rapid change to technologies that affect a company's products could have a material adverse effect on such company's operating results. These companies may rely on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by these companies to protect their proprietary rights will be adequate to prevent the misappropriation of their technology or that competitors will not independently develop technologies that are substantially equivalent or superior to such companies' technology.

Operational Risk. The Fund and its service providers may experience disruptions that arise from human error, processing and communications errors, counterparty or third-party errors, technology or systems failures, any of which may have an adverse impact on the Fund.

Passive Investment Risk. The Fund is not actively managed and, therefore, the Fund would not sell a security due to current or projected underperformance of the security, industry or sector, unless that security is removed from the Index or selling the security is otherwise required upon a rebalancing of the Index.

Sector Focus Risk. The Fund may invest a significant portion of its assets in one or more sectors and thus will be more susceptible to the risks affecting those sectors. While the Fund's sector exposure is expected to vary over time based on the composition of the Index, the Fund anticipates that it may be subject to some or all of the risks described below. The list below is not a comprehensive list of the sectors to which the Fund may have exposure over time and should not be relied on as such.

Consumer Discretionary Sector Risk. The Fund invests in consumer discretionary companies, which are companies that provide non-essential goods and services, such as retailers, media companies and consumer services. These companies manufacture products and provide discretionary services directly to the consumer, and the success of these companies is tied closely to the performance of the overall domestic and international economy, interest rates, competition and consumer confidence.

Tracking Stock Risk. Many of the risks of investing in common stock are applicable to tracking stock. Tracking stock is a separate class of common stock whose value is linked to a specific business unit or operating division within a larger company and which is designed to "track" the performance of such business unit or division. Therefore, tracking stock may decline in value even if the common stock of the larger company increases in value. In addition, holders of tracking stock may not have the same rights as holders of the company's common stock.

Trading Risk. Shares of the Fund may trade on the NYSE Arca, Inc. (the "Exchange") above or below their NAV. The NAV of the Fund's shares will fluctuate with changes in the market value of the Fund's holdings. In addition, although the Fund's shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained. Trading in shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable.

Performance Information

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for certain time periods compare with the average annual total returns of the S&P 500® Index and the Innovation Labs Next Generation Vehicles Index. All returns assume reinvestment of dividends and distributions. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at https://ekar.ideanomics.com or by calling toll-free 1-833-466-6383.

Annual Total Returns as of 12/31

Best and Worst Quarter Returns (for the period reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	16.22%	Q4/2019
Lowest Return	-1.67%	Q2/2019

Average Annual Total Returns for the periods ended December 31, 2019
Average Annual Total Returns -	Label	1 Year	Since Inception	Inception Date
Ideanomics NextGen Vehicles & Technology ETF	Return Before Taxes	21.96%	(2.75%)	Feb. 13, 2018
Ideanomics NextGen Vehicles & Technology ETF | Return After Taxes on Distributions	Return After Taxes on Distributions	21.88%	(3.19%)	Feb. 13, 2018
Ideanomics NextGen Vehicles & Technology ETF | Return After Taxes on Distributions and Sale of Fund Shares	Return After Taxes on Distributions and Sale of Fund Shares	13.46%	(2.05%)	Feb. 13, 2018
Innovation Labs Next Generation Vehicles Index	Innovation Labs Next Generation Vehicles Index	22.08%	(1.99%)	Feb. 13, 2018
S&P 500® Index	S&P 500® Index	31.49%	13.21%	Feb. 13, 2018

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares of the Fund at the end of the measurement period.